Risk - Interest rate risk (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Risk
CDI rate	12.36%
Cash, bank deposits and cash equivalents | Exposure
Risk
Exposure to risk	R$ 210,989
Cash, bank deposits and cash equivalents | + 10%
Risk
Effect of change in CDI rate on profit before income taxes	2,608
Cash, bank deposits and cash equivalents | -10%
Risk
Effect of change in CDI rate on profit before income taxes	(2,608)
Financial investments | Exposure
Risk
Exposure to risk	1,014,056
Financial investments | + 10%
Risk
Effect of change in CDI rate on profit before income taxes	12,534
Financial investments | -10%
Risk
Effect of change in CDI rate on profit before income taxes	(12,534)
Accounts payable to selling shareholders | Exposure
Risk
Exposure to risk	801,522
Accounts payable to selling shareholders | + 10%
Risk
Effect of change in CDI rate on profit before income taxes	9,907
Accounts payable to selling shareholders | -10%
Risk
Effect of change in CDI rate on profit before income taxes	(9,907)
Related parties | Exposure
Risk
Exposure to risk	11,390
Related parties | + 10%
Risk
Effect of change in CDI rate on profit before income taxes	141
Related parties | -10%
Risk
Effect of change in CDI rate on profit before income taxes	(141)
Loans and financing | Exposure
Risk
Exposure to risk	1,176,463
Loans and financing | + 10%
Risk
Effect of change in CDI rate on profit before income taxes	14,570
Loans and financing | -10%
Risk
Effect of change in CDI rate on profit before income taxes	R$ (14,570)